SCHEDULE OF RIGHT OF USE ASSET AND LIABILITY (Details)	Jul. 31, 2024
Subsequent Events [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	1 year 29 days
Operating Lease, Weighted Average Discount Rate, Percent	12.00%